Description of business and basis of preparation of the consolidated financial statements - IFRS 15 - Application to first comparative reporting period - Consolidated statement of financial position (Details) - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure of initial application of standards or interpretations [line items]
Deferred tax liability	€ 631	€ 655	€ 706		€ 924
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Contract assets net of performance obligations liabilities				€ 1,003
Deferred acquisition costs				294
Deferred tax liability		€ 44	€ 48	€ 339	€ 45